Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Jan. 02, 2013
Income Tax Expense Benefit [Line Items]
Income tax expense	$ 182	$ 171	$ 294	$ 1,410	$ 684	$ 18,370
Federal statutory rate, Percentage of Pretax Earnings					34.00%	34.00%
Valuation allowance for deferred tax assets					11,619,578	13,138,909
Increase decrease in valuation allowance for deferred tax assets					1,519,331	946,054
Operating loss carryforwards not subject to expiration					17,635
Income taxes payable, noncurrent	37,456		37,456		37,212	36,629
Cumulative interest and penalties related to unrecognized tax benefits					8,908	8,325
Interest associated to unrecognized tax benefits					583	635
Increase in research and development tax credit					1,210,405	1,163,528	121,879
Minimum
Income Tax Expense Benefit [Line Items]
Operating loss carryforwards expiration year					2023
Maximum
Income Tax Expense Benefit [Line Items]
Operating loss carryforwards expiration year					2032
U.S. federal
Income Tax Expense Benefit [Line Items]
Income tax expense					584	18,270
Operating loss carryforwards subject to expiration					23,631,037
State and local
Income Tax Expense Benefit [Line Items]
Income tax expense					100	100
Operating loss carryforwards subject to expiration					$ 23,629,837